Common Stock and Additional Paid-In Capital	6 Months Ended
Jun. 30, 2012
Common Stock and Additional Paid-In Capital [Abstract]
Common Stock and Additional Paid-In Capital
(Expressed in thousands of United States Dollars - except for share and per share data, unless otherwise stated)

8.       Common Stock and Additional Paid-In Capital:

On May 7, 2012, the Company filed a prospectus and a prospectus supplement pursuant to Rule 424(b) relating to the offer and sale of an aggregate of up to $35.0 million in gross proceeds of its Class A common stock under an at-the market offering ("ATM Offering"). As of June 30, 2012, an amount of 4,014,926 shares of the Company's Class A common stock with par value $0.01 were issued. The net proceeds, after deducting issuance costs of $0.3 million, including sales agents' commissions of 2.5% and other issuance expenses of $0.2 million, amounted to $3.1 million. As of June 30, 2012, an amount of $31.6 million of gross proceeds is still to be offered through December 31, 2012.

In May 2012, 2,700,000 warrants, provided under Schedule 2 of the Back Stop Agreement discussed in Note 3 above, were issued.